UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21681
                                      ---------

                       Old Mutual/Claymore Long-Short Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                    --------------

Date of fiscal year end: December 31
                         -----------
Date of reporting period: March 31, 2009
                          --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

OLD MUTUAL/CLAYMORE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

NUMBER
OF SHARES                                                                                         VALUE
--------------------------------------------------------------------------------------------------------
                    LONG-TERM INVESTMENTS - 132.0%
                    CONSUMER DISCRETIONARY - 11.2%
           5,990    Amazon.com, Inc. (a) (b)                                             $      439,906
          23,509    Best Buy Co., Inc. (b)                                                      892,402
          52,889    Big Lots, Inc. (a) (c)                                                    1,099,033
          10,969    Carnival Corp. (Panama) (b)                                                 236,930
          14,860    Centex Corp. (b)                                                            111,450
           4,386    Coach, Inc. (a) (b)                                                          73,246
         232,860    Comcast Corp. - Class A (b)                                               3,176,210
          19,076    Dillard's, Inc. - Class A                                                   108,733
          39,035    DIRECTV Group, Inc. (a) (b)                                                 889,608
           9,952    DR Horton, Inc. (b)                                                          96,534
          30,486    Eastman Kodak Co. (b) (c)                                                   115,847
         258,748    Ford Motor Co. (a) (b)                                                      680,507
          12,234    GameStop Corp. - Class A (a) (c)                                            342,797
          72,700    Gap, Inc. (b)                                                               944,373
          71,899    H&R Block, Inc. (b)                                                       1,307,843
         167,332    Interpublic Group of Companies, Inc. (a) (b)                                689,408
          42,217    Johnson Controls, Inc. (b)                                                  506,604
          37,462    Jones Apparel Group, Inc.                                                   158,090
           8,180    Leggett & Platt, Inc.                                                       106,258
          19,719    Lennar Corp. - Class A                                                      148,090
          37,380    Macy's, Inc.                                                                332,682
          27,312    Marriott International, Inc. - Class A                                      446,824
               4    Mattel, Inc.                                                                     46
              55    McDonald's Corp. (b)                                                          3,001
          30,954    McGraw-Hill Cos., Inc. (b)                                                  707,918
          10,260    Meredith Corp.                                                              170,726
           2,638    New York Times Co. - Class A (c)                                             11,924
          64,002    News Corp. - Class A                                                        423,693
          54,185    Office Depot, Inc. (a)                                                       70,982
          13,323    Polo Ralph Lauren Corp. (c)                                                 562,897
             450    Sears Holdings Corp. (a) (b)                                                 20,570
          21,141    Snap-On, Inc. (c)                                                           530,639
          68,263    Starbucks Corp. (a)                                                         758,402
          41,950    Starwood Hotels & Resorts Worldwide, Inc.                                   532,765
          10,254    TJX Cos., Inc. (c)                                                          262,913
         101,447    Walt Disney Co. (b)                                                       1,842,278
          17,670    Wyndham Worldwide Corp. (c)                                                  74,214
          11,456    Yum! Brands, Inc. (b)                                                       314,811
                                                                                         ---------------
                                                                                             19,191,154
                                                                                         ---------------

                    CONSUMER STAPLES - 18.4%
          85,121    Altria Group, Inc.  (b)                                                   1,363,638
          41,988    Archer-Daniels-Midland Co. (c)                                            1,166,427
          34,594    Brown-Forman Corp. - Class B (c)                                          1,343,285
          21,270    Coca-Cola Co. (b)                                                           934,816
          12,514    Colgate-Palmolive Co. (b)                                                   738,076
          60,738    ConAgra Foods, Inc. (b)                                                   1,024,650
          61,655    Costco Wholesale Corp. (b)                                                2,855,860
          61,483    CVS Caremark Corp. (b)                                                    1,690,168
          69,683    Dean Foods Co. (a) (b)                                                    1,259,869
          38,557    Estee Lauder Cos., Inc. - Class A (b)                                       950,430
          31,928    Hormel Foods Corp.                                                        1,012,437
           1,389    Kroger Co. (c)                                                               29,475
          17,163    Molson Coors Brewing Co. - Class B (c)                                      588,348
          25,815    PepsiCo, Inc. (b)                                                         1,328,956
          54,368    Philip Morris International, Inc. (b)                                     1,934,413
          50,645    Procter & Gamble Co. (b)                                                  2,384,873
          45,397    Safeway, Inc. (b)                                                           916,565
          88,118    Sara Lee Corp. (b)                                                          711,993
         119,745    SYSCO Corp. (b)                                                           2,730,186
         169,348    Tyson Foods, Inc. - Class A (b)                                           1,590,178
          80,571    Walgreen Co. (b)                                                          2,091,623
          52,211    Wal-Mart Stores, Inc. (b)                                                 2,720,193
          18,596    Whole Foods Market, Inc.                                                    312,413
                                                                                         ---------------
                                                                                             31,678,872
                                                                                         ---------------

                    ENERGY - 15.0%
           6,800    Anadarko Petroleum Corp. (c)                                                264,452
          28,111    Baker Hughes, Inc. (b)                                                      802,569
          43,177    Cabot Oil & Gas Corp. (b) (c)                                             1,017,682
           6,905    Cameron International Corp. (a) (c)                                         151,427
          13,960    Chesapeake Energy Corp. (b)                                                 238,158
          61,794    Chevron Corp. (b)                                                         4,155,029
           9,863    EOG Resources, Inc. (b)                                                     540,098
         111,278    Exxon Mobil Corp. (b)                                                     7,578,032
          59,412    Halliburton Co. (b)                                                         919,104
           3,355    Hess Corp. (c)                                                              181,841
          29,750    Marathon Oil Corp. (b)                                                      782,127
          29,107    Murphy Oil Corp. (b)                                                      1,303,120
           6,957    National Oilwell Varco, Inc. (a) (b)                                        199,735
           7,491    Noble Corp. (Switzerland)                                                   180,458
           6,134    Noble Energy, Inc. (b)                                                      330,500
          31,705    Occidental Petroleum Corp. (c)                                            1,764,383
           6,732    Peabody Energy Corp. (b)                                                    168,569
          95,821    Pioneer Natural Resources Co. (b)                                         1,578,172
           6,574    Range Resources Corp. (b)                                                   270,586
          31,412    Schlumberger Ltd. (Netherlands Antilles) (b)                              1,275,955
          26,149    Sunoco, Inc. (b)                                                            692,425
          64,386    Tesoro Corp. (c)                                                            867,279
           1,227    Weatherford International Ltd. (Switzerland) (a)                             13,583
          41,204    Williams Cos., Inc. (b)                                                     468,902
                                                                                         ---------------
                                                                                             25,744,186
                                                                                         ---------------

                    FINANCIALS - 18.5%
          39,470    Aflac, Inc. (b)                                                             764,139
          45,615    American Express Co. (b)                                                    621,732
              17    Apartment Investment & Management Co. - Class A - REIT                           93
          15,278    Assurant, Inc. (b)                                                          332,755
          10,290    AvalonBay Communities, Inc. - REIT (c)                                      484,247
         197,054    Bank of America Corp. (c)                                                 1,343,908
          72,504    Bank of New York Mellon Corp. (c)                                         2,048,238
          70,790    BB&T Corp. (b)                                                            1,197,767
          22,771    Boston Properties, Inc. - REIT (c)                                          797,668
         132,443    Charles Schwab Corp. (c)                                                  2,052,867
          43,767    Chubb Corp. (b)                                                           1,852,219
          36,547    Cincinnati Financial Corp. (b)                                              835,830
          41,047    CIT Group, Inc. (b)                                                         116,984
          38,705    Citigroup, Inc.                                                              97,924
           2,837    CME Group, Inc. (b)                                                         699,008
         128,702    Developers Diversified Realty Corp. - REIT                                  274,135
          52,780    Discover Financial Services (c)                                             333,042
          18,090    Federated Investors, Inc. - Class B (b)                                     402,683
           2,687    Franklin Resources, Inc.                                                    144,749
          69,422    Host Hotels & Resorts, Inc. - REIT (b)                                      272,134
         132,483    Hudson City Bancorp, Inc. (b)                                             1,548,726
          21,371    Invesco Ltd. (Bermuda)                                                      296,202
         203,342    Janus Capital Group, Inc. (b)                                             1,352,224
          36,582    JPMorgan Chase & Co. (c)                                                    972,350
           5,300    Kimco Realty Corp. - REIT (b)                                                40,386
          26,513    M&T Bank Corp. (c)                                                        1,199,448
           1,021    Marsh & McLennan Cos., Inc. (c)                                              20,675
          88,249    MBIA, Inc. (a)                                                              404,180
           2,282    MetLife, Inc. (b)                                                            51,961
             472    Moody's Corp. (b)                                                            10,818
          25,405    Northern Trust Corp. (c)                                                  1,519,727
          19,366    Plum Creek Timber Co., Inc. - REIT (b)                                      562,970
          11,585    PNC Financial Services Group, Inc. (b)                                      339,325
          30,375    Principal Financial Group, Inc. (b)                                         248,468
          36,620    Progressive Corp. (a) (b)                                                   492,173
          14,702    Public Storage - REIT (b)                                                   812,286
          29,411    State Street Corp. (b)                                                      905,271
          76,454    SunTrust Banks, Inc. (b)                                                    897,570
          34,976    T Rowe Price Group, Inc. (c)                                              1,009,407
          25,133    Torchmark Corp. (b)                                                         659,239
          40,847    Travelers Cos., Inc. (b)                                                  1,660,022
          11,657    Unum Group                                                                  145,713
          83,311    US Bancorp. (b)                                                           1,217,174
          49,713    Wells Fargo & Co. (b)                                                       707,913
                                                                                         ---------------
                                                                                             31,746,350
                                                                                         ---------------

                    HEALTH CARE - 19.8%
          33,791    Abbott Laboratories (b)                                                   1,611,831
          21,419    Aetna, Inc. (c)                                                             521,124
          80,241    AmerisourceBergen Corp. (b)                                               2,620,671
          33,135    Amgen, Inc. (a) (b)                                                       1,640,845
           4,381    Baxter International, Inc. (b)                                              224,395
          11,778    Becton Dickinson & Co. (b)                                                  791,953
           3,864    Biogen Idec, Inc. (a)                                                       202,551
          71,710    Cardinal Health, Inc. (b)                                                 2,257,431
          68,813    Coventry Health Care, Inc. (a) (b) (c)                                      890,440
          10,249    Covidien Ltd. (Bermuda)                                                     340,677
          29,372    DENTSPLY International, Inc. (b)                                            788,638
          18,364    Express Scripts, Inc. (a) (b)                                               847,866
          19,643    Forest Laboratories, Inc. (a)                                               431,360
          10,668    Genzyme Corp. (a) (b)                                                       633,573
          39,196    Gilead Sciences, Inc. (a) (b)                                             1,815,559
             823    Hospira, Inc. (a) (b)                                                        25,398
          22,511    Humana, Inc. (a) (c)                                                        587,087
          23,157    IMS Health, Inc.                                                            288,768
          41,942    Johnson & Johnson (c)                                                     2,206,149
          54,986    McKesson Corp. (c)                                                        1,926,709
          49,500    Medco Health Solutions, Inc. (a) (c)                                      2,046,330
          16,409    Medtronic, Inc. (b)                                                         483,573
          47,630    Merck & Co, Inc. (b)                                                      1,274,102
          35,073    PerkinElmer, Inc. (c)                                                       447,882
         150,463    Pfizer, Inc. (b)                                                          2,049,306
          45,297    Schering-Plough Corp. (b)                                                 1,066,744
          45,585    Stryker Corp. (c)                                                         1,551,713
         258,448    Tenet Healthcare Corp. (a) (c)                                              299,800
          17,579    Thermo Fisher Scientific, Inc. (a) (b)                                      627,043
          27,342    UnitedHealth Group, Inc. (b)                                                572,268
          12,475    Varian Medical Systems, Inc. (a)                                            379,739
          22,236    Watson Pharmaceuticals, Inc. (a) (c)                                        691,762
          26,343    Wyeth (c)                                                                 1,133,803
          20,247    Zimmer Holdings, Inc. (a) (b)                                               739,016
                                                                                         ---------------
                                                                                             34,016,106
                                                                                         ---------------

                    INDUSTRIALS - 9.8%
          10,340    C.H. Robinson Worldwide, Inc. (b)                                           471,607
          39,487    CSX Corp. (b)                                                             1,020,739
          19,148    Cummins, Inc. (b)                                                           487,317
           1,936    Deere & Co. (b)                                                              63,636
           8,575    Equifax, Inc.                                                               209,659
           8,648    FedEx Corp. (b)                                                             384,750
           5,283    Flowserve Corp. (c)                                                         296,482
          36,540    Fluor Corp. (c)                                                           1,262,457
          32,234    General Dynamics Corp. (b)                                                1,340,612
         127,253    General Electric Co. (c)                                                  1,286,528
           7,903    Honeywell International, Inc. (b)                                           220,178
          27,473    Jacobs Engineering Group, Inc. (a) (c)                                    1,062,106
              91    L-3 Communications Holdings, Inc.                                             6,170
          26,960    Lockheed Martin Corp. (c)                                                 1,861,049
          15,298    Manitowoc Co., Inc. (b)                                                      50,024
          31,407    Monster Worldwide, Inc. (a)                                                 255,967
           9,435    Norfolk Southern Corp. (c)                                                  318,431
          13,560    Pall Corp. (b)                                                              277,031
          10,087    Precision Castparts Corp. (b)                                               604,211
          42,604    Raytheon Co. (b)                                                          1,659,000
           3,685    Rockwell Collins, Inc. (c)                                                  120,278
          93,013    RR Donnelley & Sons Co. (b)                                                 681,785
          19,184    Tyco International Ltd. (Bermuda) (b)                                       375,239
          37,358    Union Pacific Corp. (b)                                                   1,535,787
          36,226    Waste Management, Inc. (b)                                                  927,386
             903    WW Grainger, Inc. (c)                                                        63,373
                                                                                         ---------------
                                                                                             16,841,802
                                                                                         ---------------

                    INFORMATION TECHNOLOGY - 24.4%
           6,187    Adobe Systems, Inc. (a) (b)                                                 132,340
          36,811    Agilent Technologies, Inc. (a) (b)                                          565,785
           2,869    Akamai Technologies, Inc. (a)                                                55,659
          14,472    Altera Corp. (b)                                                            253,984
           3,816    Amphenol Corp. - Class A (b)                                                108,718
          78,383    Analog Devices, Inc. (b)                                                  1,510,440
           8,534    Apple, Inc. (a) (b)                                                         897,094
           2,134    Broadcom Corp. - Class A (a) (b)                                             42,637
          13,223    CA, Inc. (c)                                                                232,857
         124,050    Cisco Systems, Inc. (a) (b)                                               2,080,319
          19,283    Cognizant Technology Solutions Corp. - Class A (a) (b)                      400,894
          31,734    Computer Sciences Corp. (a) (b)                                           1,169,081
           9,016    Compuware Corp. (a) (b)                                                      59,415
          80,795    Convergys Corp. (a) (b)                                                     652,824
         180,434    Corning, Inc. (c)                                                         2,394,359
          74,895    Dell, Inc. (a) (c)                                                          710,005
          70,584    eBay, Inc. (a) (b)                                                          886,535
          48,310    Electronic Arts, Inc. (a) (c)                                               878,759
          17,005    EMC Corp. (a) (b)                                                           193,857
           3,348    Google, Inc. - Class A (a) (b) (c)                                        1,165,305
         139,053    Hewlett-Packard Co. (b)                                                   4,458,039
         265,004    Intel Corp. (b)                                                           3,988,310
          23,997    International Business Machines Corp. (b) (c)                             2,325,069
          44,188    Jabil Circuit, Inc.                                                         245,685
          32,443    Juniper Networks, Inc. (a) (c)                                              488,592
          33,572    Lexmark International, Inc. - Class A (a) (b)                               566,360
          51,902    LSI Corp. (a)                                                               157,782
             561    Mastercard, Inc. - Class A (b)                                               93,956
          22,168    MEMC Electronic Materials, Inc. (a) (b)                                     365,550
         285,597    Microsoft Corp. (b)                                                       5,246,417
         101,506    Molex, Inc. (b)                                                           1,394,692
         194,787    Motorola, Inc. (b)                                                          823,949
          29,020    QLogic Corp. (a) (b)                                                        322,702
           4,261    QUALCOMM, Inc. (b)                                                          165,796
          10,771    Salesforce.com, Inc. (a) (b)                                                352,535
          24,005    Sun Microsystems, Inc. (a)                                                  175,717
          40,038    Tellabs, Inc. (a)                                                           183,374
          21,047    Teradata Corp. (a) (c)                                                      341,382
           3,651    Teradyne, Inc. (a)                                                           15,991
         157,173    Texas Instruments, Inc. (b) (c)                                           2,594,926
          23,845    Total System Services, Inc.                                                 329,299
          90,703    Tyco Electronics Ltd. (Bermuda) (b)                                       1,001,361
         187,102    Unisys Corp. (a)                                                             99,164
          10,876    VeriSign, Inc. (a)                                                          205,230
          64,777    Western Union Co. (b)                                                       814,247
          18,162    Xerox Corp.                                                                  82,637
          53,449    Yahoo!, Inc. (a) (b)                                                        684,682
                                                                                         ---------------
                                                                                             41,914,311
                                                                                         ---------------

                    MATERIALS - 6.0%
           8,758    AK Steel Holding Corp. (b)                                                   62,357
          20,811    Dow Chemical Co. (c)                                                        175,437
          60,598    Du Pont (E.I.) de Nemours & Co. (b)                                       1,353,153
          31,931    Eastman Chemical Co. (c)                                                    855,751
          67,920    Ecolab, Inc. (b)                                                          2,358,862
         129,320    International Paper Co. (c)                                                 910,413
          88,301    MeadWestvaco Corp. (c)                                                    1,058,729
          10,252    Monsanto Co. (c)                                                            851,941
          18,562    Newmont Mining Corp. (b)                                                    830,835
           6,459    Praxair, Inc. (b) (c)                                                       434,626
             972    Rohm and Haas Co. (b)                                                        76,632
          58,414    Sealed Air Corp. (b)                                                        806,113
           1,353    Sigma-Aldrich Corp.                                                          51,130
          75,151    Titanium Metals Corp. (b)                                                   411,076
           5,860    United States Steel Corp. (b)                                               123,822
                                                                                         ---------------
                                                                                             10,360,877
                                                                                         ---------------

                    TELECOMMUNICATIONS - 4.3%
         152,647    AT&T, Inc. (b)                                                            3,846,704
          93,985    Qwest Communications International, Inc. (b)                                321,429
         217,659    Sprint Nextel Corp. (a)                                                     777,043
          78,958    Verizon Communications, Inc. (b)                                          2,384,531
                                                                                         ---------------
                                                                                              7,329,707
                                                                                         ---------------

                    UTILITIES - 4.6%
          94,810    AES Corp. (a) (b)                                                           550,846
           2,286    American Electric Power Co., Inc. (b)                                        57,744
          37,106    CMS Energy Corp. (b)                                                        439,335
           3,882    Duke Energy Corp. (b)                                                        55,590
         144,558    Dynegy, Inc. - Class A (a)                                                  203,827
          11,296    Exelon Corp. (b)                                                            512,726
          11,632    FirstEnergy Corp. (b)                                                       448,995
          29,487    NiSource, Inc. (c)                                                          288,973
          18,842    PG&E Corp. (b)                                                              720,141
         101,575    PPL Corp. (c)                                                             2,916,218
           8,100    Questar Corp. (b)                                                           238,383
          35,642    TECO Energy, Inc. (b)                                                       397,408
          55,457    Xcel Energy, Inc. (b)                                                     1,033,164
                                                                                         ---------------
                                                                                              7,863,350
                                                                                         ---------------
                    TOTAL LONG-TERM INVESTMENTS - 132.0%
                    (Cost $319,151,797)                                                     226,686,715
                                                                                         ---------------

PRINCIPAL AMOUNT                                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT SECURITIES - 10.8%
$     18,550,000    U.S. Treasury Bill
                    yielding 0.57% 10/22/09 maturity (d)
                    (Cost $18,490,211)                                                       18,501,640
                                                                                         ---------------
NUMBER
OF SHARES                                                                                         VALUE
--------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUNDS - 4.8%
       8,212,143    Dreyfus Institutional Reserve Money Market Fund
                    (Cost $8,212,143)                                                         8,212,143
                                                                                         ---------------

                    TOTAL SHORT-TERM INVESTMENTS - 15.6%
                    (Cost $26,702,354)                                                       26,713,783
                                                                                         ---------------

                    TOTAL INVESTMENTS - 147.6%
                    (Cost $345,854,151)                                                     253,400,498
                    Securities Sold Short - (40.7%)
                    (Proceeds $77,560,995)                                                  (69,839,787)
                    Total Value of Options Written
                    (Premiums received $8,888,047) - (3.8%)                                  (6,550,882)
                    Liabilities in excess of Other Assets - (3.1%)                           (5,321,502)
                                                                                         ---------------
                    NET ASSETS  - 100.0%                                                 $  171,688,327
                                                                                         ===============
Number
of Shares                                                                                         VALUE
--------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD SHORT - 40.7%
                    COMMON STOCKS - 40.7%
                    CONSUMER DISCRETIONARY - 5.0%
          26,998    Abercrombie & Fitch Co. - Class A                                    $      642,552
           7,239    Apollo Group, Inc. - Class A                                                567,031
          10,157    AutoZone, Inc.                                                            1,651,731
           3,675    Black & Decker Corp.                                                        115,983
         136,465    CBS Corp. - Class B                                                         524,026
          12,940    Darden Restaurants, Inc.                                                    443,324
          48,410    Expedia, Inc.                                                               439,563
          10,334    Fortune Brands, Inc.                                                        253,700
           1,957    Home Depot, Inc.                                                             46,107
           9,358    JC Penney Co., Inc.                                                         187,815
          19,898    KB Home                                                                     262,256
           9,245    Kohl's Corp.                                                                391,248
          14,398    Newell Rubbermaid, Inc.                                                      91,859
           8,423    Omnicom Group, Inc.                                                         197,098
          34,384    Scripps Networks Interactive, Inc. - Class A                                773,984
           8,332    Sherwin-Williams Co.                                                        433,014
          28,473    Stanley Works                                                               829,134
             339    Staples, Inc.                                                                 6,139
             738    Target Corp.                                                                 25,380
           3,277    VF Corp.                                                                    187,149
           9,176    Viacom, Inc. - Class B                                                      159,479
             865    Washington Post Co. - Class B                                               308,892
              83    Whirlpool Corp.                                                               2,456
                                                                                         ---------------
                                                                                              8,539,920
                                                                                         ---------------

                    CONSUMER STAPLES - 4.1%
          31,721    Clorox Co.                                                                1,632,997
          43,056    Constellation Brands, Inc. - Class A                                        512,366
          12,621    General Mills, Inc.                                                         629,536
          21,540    HJ Heinz Co.                                                                712,112
          23,921    JM Smucker Co.                                                              891,536
          37,517    Kellogg Co.                                                               1,374,248
          20,765    Pepsi Bottling Group, Inc.                                                  459,737
          12,342    Reynolds American, Inc.                                                     442,337
          33,754    SUPERVALU, Inc.                                                             482,007
                                                                                         ---------------
                                                                                              7,136,876
                                                                                         ---------------

                    ENERGY - 2.0%
           3,855    Apache Corp.                                                                247,067
          27,490    Devon Energy Corp.                                                        1,228,528
           8,293    Diamond Offshore Drilling, Inc.                                             521,298
         205,705    El Paso Corp.                                                             1,285,657
           4,276    XTO Energy, Inc.                                                            130,931
                                                                                         ---------------
                                                                                              3,413,481
                                                                                         ---------------

                    FINANCIALS - 9.0%
          52,616    Allstate Corp.                                                            1,007,596
          64,190    Ameriprise Financial, Inc.                                                1,315,253
             597    AON Corp.                                                                    24,370
         101,276    Apartment Investment & Management Co. - Class A - REIT                      554,992
          27,894    Capital One Financial Corp.                                                 341,423
          97,691    CB Richard Ellis Group, Inc. - Class A                                      393,695
          39,743    Comerica, Inc.                                                              727,694
          43,780    Equity Residential - REIT                                                   803,363
          67,417    Fifth Third Bancorp                                                         196,858
          70,671    First Horizon National Corp.                                                759,008
         187,318    Genworth Financial, Inc. - Class A                                          355,904
           5,161    Goldman Sachs Group, Inc.                                                   547,169
          64,512    Hartford Financial Services Group, Inc.                                     506,419
          56,078    Huntington Bancshares, Inc.                                                  93,089
          86,687    Keycorp                                                                     682,227
          74,701    Legg Mason, Inc.                                                          1,187,746
          31,212    Leucadia National Corp.                                                     464,747
          53,148    Lincoln National Corp.                                                      355,560
          22,873    Loews Corp.                                                                 505,493
          68,885    Marshall & Ilsley Corp.                                                     387,823
           8,512    Morgan Stanley                                                              193,818
           6,079    People's United Financial, Inc.                                             109,240
           6,797    ProLogis - REIT                                                              44,181
          26,437    Prudential Financial, Inc.                                                  502,832
         104,216    Regions Financial Corp.                                                     443,960
          17,435    Simon Property Group, Inc. - REIT                                           603,948
         140,127    SLM Corp.                                                                   693,629
          20,102    Vornado Realty Trust - REIT                                                 668,190
          98,325    XL Capital Ltd. - Class A (Cayman Islands)                                  536,855
          43,315    Zions Bancorporation                                                        425,786
                                                                                         ---------------
                                                                                             15,432,868
                                                                                         ---------------

                    HEALTH CARE - 4.8%
          31,266    CIGNA Corp.                                                                 549,969
          28,639    DaVita, Inc.                                                              1,258,684
          35,365    Eli Lilly & Co.                                                           1,181,545
           3,090    Intuitive Surgical, Inc.                                                    294,662
         113,814    King Pharmaceuticals, Inc.                                                  804,665
          24,779    Laboratory Corp. of America Holdings                                      1,449,324
          11,481    Life Technologies Corp.                                                     372,903
          27,301    Quest Diagnostics, Inc.                                                   1,296,251
          11,365    St. Jude Medical, Inc.                                                      412,890
          17,163    Waters Corp.                                                                634,173
                                                                                         ---------------
                                                                                              8,255,066
                                                                                         ---------------

                    INDUSTRIALS - 4.7%
          17,157    3M Co.                                                                      853,046
           5,036    Boeing Co.                                                                  179,181
           5,874    Burlington Northern Santa Fe Corp.                                          353,321
             726    Caterpillar, Inc.                                                            20,299
           7,625    Cintas Corp.                                                                188,490
           9,502    Dun & Bradstreet Corp.                                                      731,654
          11,957    Eaton Corp.                                                                 440,735
           7,099    Illinois Tool Works, Inc.                                                   219,004
         106,087    Ingersoll-Rand Co. Ltd. - Class A (Bermuda)                               1,464,001
          10,968    Iron Mountain, Inc.                                                         243,160
          59,598    Masco Corp.                                                                 415,994
          95,405    Pitney Bowes, Inc.                                                        2,227,707
           5,859    Rockwell Automation, Inc.                                                   127,961
          88,565    Southwest Airlines Co.                                                      560,616
                                                                                         ---------------
                                                                                              8,025,169
                                                                                         ---------------

                    INFORMATION TECHNOLOGY - 7.1%
          11,220    Affiliated Computer Services, Inc. - Class A                                537,326
          61,731    Applied Materials, Inc.                                                     663,608
          10,281    Autodesk, Inc.                                                              172,824
          13,623    Automatic Data Processing, Inc.                                             478,985
          72,636    Ciena Corp.                                                                 565,108
           8,696    Citrix Systems, Inc.                                                        196,877
           5,133    Fidelity National Information Services, Inc.                                 93,421
          36,512    Fiserv, Inc.                                                              1,331,227
          45,477    FLIR Systems, Inc.                                                          931,369
          51,927    JDS Uniphase Corp.                                                          168,763
          69,030    KLA-Tencor Corp.                                                          1,380,600
          49,060    Linear Technology Corp.                                                   1,127,399
          50,767    Microchip Technology, Inc.                                                1,075,753
          54,791    National Semiconductor Corp.                                                562,703
          26,732    NetApp, Inc.                                                                396,703
          44,902    Novellus Systems, Inc.                                                      746,720
          18,995    Paychex, Inc.                                                               487,602
          68,944    Symantec Corp.                                                            1,030,023
          12,249    Xilinx, Inc.                                                                234,691
                                                                                         ---------------
                                                                                             12,181,702
                                                                                         ---------------

                    MATERIALS - 2.0%
           1,791    Air Products & Chemicals, Inc.                                              100,744
           4,075    Ball Corp.                                                                  176,855
          22,927    Freeport-McMoRan Copper & Gold, Inc.                                        873,748
          23,110    International Flavors & Fragrances, Inc.                                    703,931
          24,175    PPG Industries, Inc.                                                        892,057
          26,398    Weyerhaeuser Co.                                                            727,793
                                                                                         ---------------
                                                                                              3,475,128
                                                                                         ---------------

                    TELECOMMUNICATIONS - 0.4%
           6,671    American Tower Corp. - Class A                                              202,999
           4,822    CenturyTel, Inc.                                                            135,595
          34,278    Frontier Communications Corp.                                               246,116
           6,807    Windstream Corp.                                                             54,864
                                                                                         ---------------
                                                                                                639,574
                                                                                         ---------------

                    UTILITIES - 1.6%
           7,353    Constellation Energy Group, Inc.                                            151,913
          26,587    Dominion Resources, Inc.                                                    823,931
           2,738    DTE Energy Co.                                                               75,843
           9,567    Entergy Corp.                                                               651,417
          23,057    Integrys Energy Group, Inc.                                                 600,404
           1,170    Nicor, Inc.                                                                  38,879
          12,872    SCANA Corp.                                                                 397,616
                                                                                         ---------------
                                                                                              2,740,003
                                                                                         ---------------

                    TOTAL SECURITIES SOLD SHORT - 40.7 %
                    (Proceeds $77,560,995)                                               $   69,839,787
                                                                                         ===============

CONTRACTS
(100 SHARES                                                      EXPIRATION   EXERCISE
PER CONTRACT)       OPTIONS WRITTEN (a)                             DATE        PRICE        VALUE
--------------------------------------------------------------------------------------------------------
                    CALL OPTIONS WRITTEN (A)
             238    AMEX Gold BUGS Index                          April 2009    $ 335.00 $      282,030
              38    AMEX Gold BUGS Index                          April 2009      335.00         21,090
             865    ISE 250 Index                                 April 2009      155.00        281,125
           1,523    ISE SINdex                                    April 2009       60.00        209,412
           9,670    ISE U.S. Regional Banks Index                 April 2009       12.50      1,668,075
           7,450    KBW Bank Index                                April 2009       30.00      1,154,750
             425    Philadelphia Gold & Silver Index              April 2009      140.00        184,875
           2,275    Philadelphia Housing Index                    April 2009       75.00      1,103,375
             315    Russell 1000 Index                            April 2009      460.00        129,150
             325    Russell 2000 Index                            April 2009      420.00        594,750
             785    S&P 100 Index                                 April 2009      390.00        478,850
             280    S&P 400 Midcap Index                          April 2009      550.00         49,700
             620    S&P 600 Small Cap Index                       April 2009      225.00        393,700
                    TOTAL OPTIONS WRITTEN
                                                                                         ---------------
                    (Premiums received $8,888,047)                                       $    6,550,882
                                                                                         ===============

AMEX - American Stock Exchange recently acquired by NYSE Euronext
BUGS - Basket of Unhedged Gold Stocks
ISE - International Securities Exchange, LLC
KBW - Keefe, Bruyette & Woods, Inc.
REIT - Real Estate Investment Trust
S&P - Standard and Poor's

(a)  Non-income producing security.
(b) All or a portion of these securities are held as collateral for Securities Sold Short.
(c) All or a portion of these securities are held as collateral for futures or options.
(d)  Held as collateral for forward exchange currency contracts.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended December 31, 2008.

                 ------------------------------------------------------------
                                      Country Allocation*
                 ------------------------------------------------------------
                 United States                                         98.5%
                 Bermuda                                                0.8%
                 Netherlands Antilles                                   0.5%
                 Panama                                                 0.1%
                 Switzerland                                            0.1%
                 ------------------------------------------------------------

                 * Subject to change daily.  Based on total investments.

                 ------------------------------------------------------------
                          Securities Sold Short Country Allocation**
                 ------------------------------------------------------------
                 United States                                         97.1%
                 Bermuda                                                2.1%
                 Cayman Islands                                         0.8%
                 ------------------------------------------------------------

                 ** Subject to change daily. Based on securities sold short.

At March 31, 2009, the following futures contracts were outstanding:

                                                                                                                UNREALIZED
                                                                                                NUMBER OF     APPRECIATION
LONG CONTRACTS                                                                                  CONTRACTS    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Amsterdam Exchanges Index - April 2009 (Current notional value of 43,180 Euro per contract)            34      $    60,492
Australian Dollar - June 2009 (Current notional value of $69,240 per contract)                         30           21,466
Australia SPI 200 Index - June 2009 (Current notional value of 89,150 Australian dollars
   per contract)                                                                                      135          474,903
British Pound - June 2009 (Current notional value of $89,675 per contract)                            144           (1,064)
Canadian Dollar - June 2009 (Current notional value of $79,410 per contract)                          230          (94,770)
Canada S&P/TSE 60 Index - June 2009 (Current notional value of 105,200 Canadian dollars
   per contract)                                                                                       12           42,262
Eurozone Dow Jones Euro STOXX 50 - June 2009 (Current notional value of 19,930 Euro per contract)      67           36,459
Germany DAX Index - June 2009 (Current notional value of 102,550 Euro per contract)                    23           79,965
Italy S&P/MIB Index - June 2009 (Current notional value of 77,140 Euro per contract)                  149        1,809,376
Japanese Yen - June 2009 (Current notional value of $126,300 per contract)                             56          (90,164)
New Zealand Dollar - June 2009 (Current notional value of $56,810 per contract)                       100           28,686
Swedish Krona - June 2009 (Current notional value of $243,180 per contract)                            55          (63,368)
Sweden QMXS30 - April 2009 (Current notional value of 64,475 Swedish Krona per contract)            2,054         (282,427)
United Kingdom FTSE 100 Index - June 2009 (Current notional value of 38,850 Pound Sterling
   per contract                                                                                        35           51,652
U.S. CBOE Volatility Index - April 2009 (Current notional value of $45,050 per contract)               31           13,702
U.S. CBOE Volatility Index - May 2009 (Current notional value of $43,950 per contract)                 63            9,882
                                                                                               ----------      -----------
                                                                                                    3,218      $ 2,097,052
                                                                                               ----------      -----------

SHORT CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
France CAC 40 10 Euros - April 2009 (Current notional value of 28,075 Euro per contract)              426      $  (314,708)
China Hang Seng Index - April 2009 (Current notional value of 677,800 Hong Kong dollars
   per contract)                                                                                       26           18,665
Euro FX - June 2009 (Current notional value of $166,038 per contract)                                 120             (737)
Japan TOPIX Index - June 2009 (Current notional value of 7,770,000 Japanese Yen per contract)         172       (1,282,811)
Norwegian Krone - June 2009 (Current notional value of $297,060 per contract)                          15           52,642
Spain IBEX 35 Index - April 2009 (Current notional value of 77,935 Euro per contract)                  21          (65,661)
Swiss Franc - June 2009 (Current notional value of $109,863 per contract)                             136          (69,105)
U.S. S&P 500 - June 2009 (Current notional value of $39,740 per contract)                             156          (99,630)
                                                                                               -----------     -----------
                                                                                                    1,072      $(1,761,345)
                                                                                               -----------     -----------
                                                                                                    4,290      $   335,707
                                                                                               ===========     ===========

All notional values are denominated in local currencies.

At March 31, 2008, the following forward exchange currency contracts were outstanding:

                                                                        LOCAL          UNREALIZED
                                                                     CURRENCY        APPRECIATION
LONG CONTRACTS                                                          VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Australian Dollar, 3,000,000 expiring 4/01/09                       2,084,400           $ 167,682
Canadian Dollar, 5,000,000 expiring 4/01/09                         3,974,089              91,951
Japanese Yen, 100,000,000 expiring 4/01/09                          1,012,453              (7,309)
Swedish Krona, 40,000,000 expiring 4/01/09                          4,838,339             464,793
Swiss Franc, 16,000,000 expiring 4/01/09                           14,071,501              82,155
                                                                                        ---------
                                                                                        $ 799,272
                                                                                        ---------

SHORT CONTRACTS
--------------------------------------------------------------------------------------------------
Australian Dollar, 3,000,000 expiring 4/01/09                       2,084,400           $ (18,830)
Canadian Dollar, 5,000,000 expiring 4/01/09                         3,974,089              69,856
Japanese Yen, 100,000,000 expiring 4/01/09                          1,012,453              10,223
Swedish Krona, 40,000,000 expiring 4/01/09                          4,838,339              42,042
Swiss Franc, 16,000,000 expiring 4/01/09                           14,071,501            (432,935)
                                                                                        ---------
                                                                                        $(329,644)
                                                                                        ---------
                                                                                        $ 469,628
                                                                                        ---------

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at March 31, 2009
Description                    Securities      Derivatives           Total
                               ----------      -----------           -----
(value in $000s)
Assets:
Level 1                         $ 234,899          $     -       $ 234,899
Level 2                            18,501            3,629          22,130
Level 3                                 -                -               -
                                ---------          -------       ---------
Total                           $ 253,400          $ 3,629       $ 257,029
                                =========          =======       =========

Liabilities:
Level 1                         $  69,840          $ 6,551       $  76,391
Level 2                                 -            2,823           2,823
Level 3                                 -                -               -
                                ---------          -------       ---------
Total                           $  69,840          $ 9,374       $  79,214
                                =========          =======       =========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund
-----------------------------------

By:   /s/ J. Thomas Futrell
      ---------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: May 19, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ J. Thomas Futrell
      ---------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: May 19, 2009

By:   /s/ Steven M. Hill
      ---------------------------------
          Steven M. Hill
          Treasurer and Chief Financial Officer

Date: May 19, 2009